Cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Cash flow information
Schedule of cash used in operations

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loss before income tax	(1,762,436)	(1,551,254)	(1,442,608)
Depreciation and amortization	459,856	421,228	438,749
Net impairment losses on financial and contract assets	45,167	134,519	72,229
(Gain)/losses on disposal of property and equipment (Note 8)	(13,267)	(1,302)	266
Expected credit loss on financial guarantee contracts	127,312	62,389	—
Share-based payments expenses (Note 26)	76,364	89,652	25,409
Net loss on derivatives (Note 8)	244	281,691	169,545
Net gain on financial assets at fair value through profits or loss (Note 8)	(38,891)	(49,447)	(45,644)
Share of losses/(gain) of associates and joint ventures (Note 14)	14,854	7,802	(9,946)
Gain on dilution of investment in associates (Note 14)	—	(2,511)	—
Finance costs	172,672	135,321	74,743
Interest from investing activities	(110,054)	(65,858)	(22,983)
Exchange loss/(gain) (Note 8)	8,569	(285,722)	(77,143)
Changes in working capital:
Trade receivables	(445,568)	(206,372)	(123,371)
Contract assets	(29,187)	(75,778)	45,855
Prepayments and other receivables	(95,163)	30,933	(353,480)
Trade and other payable	(358,837)	451,688	530,095
Contract liabilities	(4,184)	38,570	17,032
Customer deposits	—	405,853	944,318
Financial assets measured at amortized cost from virtual bank	—	(602,291)	586,953
Financial assets measured at fair value through other comprehensive income from virtual bank	—	—	(1,103,460)
Payroll and welfare payables	136,824	87,198	(110,263)
	(1,815,725)	(693,691)	(383,704)

Schedule of non-cash investing and financing activities

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Acquisition of right‑of‑use properties by leasing (Note 12)	46,479	38,646	118,030
Recognition of redemption liability to acquire non‑controlling interests (Note 35)	44,105	—	—
	90,584	38,646	118,030

Schedule of gross debt and gross debt reconciliation

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Restricted cash	2,280,499	1,060,427
Cash and cash equivalents	3,055,194	1,399,370
Financial assets at fair value through profit or loss	1,487,871	2,071,653
Lease liabilities (Note 17)	(134,219)	(154,890)
—due within one year	(86,104)	(57,417)
—due after one year	(48,115)	(97,473)
Borrowings — repayable within one year	(2,283,307)	(815,260)
	4,406,038	3,561,300
Cash and liquid investments	6,823,564	4,531,450
Gross debt — fixed interest rates	(2,417,526)	(970,150)
	4,406,038	3,561,300

			Financial
			assets at
			fair value	Liabilities from
			through	financing activities
	Restricted	Cash and cash	profit or	Lease
	cash	equivalents	loss	liabilities	Borrowings	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2019	3,996,238	565,027	2,540,925	(209,320)	(3,386,100)	3,506,770

Cash flows	(708,123)	507,942	(924,307)	76,895	326,663	(720,930)
Acquisition of subsidiaries (Note 35)	—	—	35,458	—	(9,850)	25,608
Acquisition of right‑of‑use assets	—	—	—	(46,479)	—	(46,479)
Other Changes(i)	152,174	4,906	38,891	(10,785)	(149,279)	35,907
As at December 31, 2019	3,440,289	1,077,875	1,690,967	(189,689)	(3,218,566)	2,800,876

Cash flows	(1,064,813)	2,145,418	(252,543)	100,997	1,062,844	1,991,903
Acquisition of right-of-use assets	—	—	—	(38,646)	—	(38,646)
Other Changes(i)	(94,977)	(168,099)	49,447	(6,881)	(127,585)	(348,095)
As at December 31, 2020	2,280,499	3,055,194	1,487,871	(134,219)	(2,283,307)	4,406,038

Cash flows	(1,206,607)	(1,627,680)	538,138	96,139	1,524,899	(675,111)
Acquisition of right-of-use assets	—	—	—	(118,030)	—	(118,030)
Other Changes(i)	(13,465)	(28,144)	45,644	1,220	(56,852)	(51,597)
As at December 31, 2021	1,060,427	1,399,370	2,071,653	(154,890)	(815,260)	3,561,300
(i)	Other changes include accrued interests, disposal, foreign currency translation differences and other non-cash movements.